SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Land use rights and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Leases
Number of operating segment | segment	1
Property, equipment and software, net	$ 354,617	$ 253,471
UK
Leases
Property, equipment and software, net	46,827	4,180
Germany
Leases
Property, equipment and software, net	$ 54,470	$ 26,544
Land Improvements [Member] | Minimum
Leases
Operating lease term of contract	40 years
Land Improvements [Member] | Maximum
Leases
Operating lease term of contract	50 years